Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
10.	INCOME TAXES

The provision for income taxes consisted of the following for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
	(in thousands)

Current provision:
Federal	$785,888	$532,722	$336,870
States and Puerto Rico	63,262	56,155	30,829

Total current provision	849,150	588,877	367,699
Deferred benefit	(198,978)	(26,792)	(22,005)

Provision for income taxes	$650,172	$562,085	$345,694

The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2010, 2009 and 2008 due to the following:

	2010	2009	2008
	(in thousands)
Income tax provision at federal statutory rate	$612,347	$560,616	$347,497
States, net of federal benefit and Puerto Rico	30,865	28,968	12,412
Tax exempt investment income	(23,776)	(21,327)	(21,253)
Nondeductible executive compensation	12,655	55	30
Contingent tax benefits	0	(16,781)	0
Other, net	18,081	10,554	7,008

Provision for income taxes	$650,172	$562,085	$345,694

The provision for income taxes for 2010 reflects a $12.7 million estimated impact from new limitations on the deductibility of annual compensation in excess of $500,000 per employee as mandated by the Health Insurance Reform Legislation.

The liability for unrecognized tax benefits was $16.8 million at December 31, 2008 and $16.0 million at December 31, 2007. This liability, which was released in 2009 as a result of settlements associated with the completion of the audit of our U.S. income tax returns for 2005 and 2006, reduced tax expense $16.8 million in 2009. As of December 31, 2010, we do not have material uncertain tax positions reflected in our consolidated balance sheet.

Deferred income tax balances reflect the impact of temporary differences between the tax bases of assets or liabilities and their reported amounts in our consolidated financial statements, and are stated at enacted tax rates expected to be in effect when the reported amounts are actually recovered or settled. Principal components of our net deferred tax balances at December 31, 2010 and 2009 were as follows:

	Assets (Liabilities)
	2010	2009
	(in thousands)

Future policy benefits payable	$153,293	$103,941
Net operating loss carryforward	136,894	97,398
Compensation and other accrued expenses	127,442	121,516
Benefits payable	88,617	36,996
Deferred acquisition costs	34,044	0
Capital loss carryforward	13,032	13,169
Unearned premiums	9,813	25,528
Other	19,004	24,715

Total deferred income tax assets	582,139	423,263

Valuation allowance	(28,063)	(30,093)

Total deferred income tax assets, net of valuation allowance	554,076	393,170

Depreciable property and intangible assets	(275,569)	(213,291)
Investment securities	(65,921)	(25,077)
Prepaid expenses	(47,185)	(47,290)
Deferred acquisition costs	0	(38,899)

Total deferred income tax liabilities	(388,675)	(324,557)

Total net deferred income tax assets	$165,401	$68,613

Amounts recognized in the consolidated balance sheets:
Other current assets	$76,598	$32,206
Other long-term assets	88,803	36,407

Total net deferred income tax assets	$165,401	$68,613

At December 31, 2010, we had approximately $373.7 million of net operating losses to carry forward related to prior acquisitions. These net operating loss carryforwards, if not used to offset future taxable income, will expire from 2011 through 2030. A significant portion of these losses are in a subsidiary that will not be included in the Humana Inc. consolidated tax return until 2013, and, therefore, may not be used until that point. Due to limitations and uncertainty regarding our ability to use some of the carryforwards, a valuation allowance was established on $76.6 million of net operating loss carryforwards related to prior acquisitions. For the remainder of the net operating loss carryforwards, based on our historical record of producing taxable income and profitability, we have concluded that future operating income will be sufficient to give rise to tax expense to recover all deferred tax assets.

We file income tax returns in the United States and certain foreign jurisdictions. With few exceptions, which are immaterial in the aggregate, we are no longer subject to state, local and foreign tax examinations by tax authorities for years before 2008.

Our U.S. income tax returns for 2007 and 2008 are currently under examination by the Internal Revenue Service (IRS). Beginning with the 2009 tax year, as well as 2010, we are participating in the Compliance Assurance Process (CAP) with the IRS. Under CAP, the IRS does advance reviews during the tax year and as the return is being prepared for filing, thereby reducing the need for post-filing examinations. We expect the IRS will conclude its audits of the 2007, 2008, 2009 and 2010 tax years during 2011. As of December 31, 2010, we are not aware of any material adjustments the IRS may propose.